Financial Risk Management Objectives (Tables)	12 Months Ended
Dec. 31, 2017
Statements [Line Items]
Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2017
Financial liabilities
Interest-bearing loans and borrowings	41,461	—	—	—	41,461
Trade and other payables	28,850	—	—	—	28,850
Due to related parties	5,805	—	—	—	5,805
Due to immediate holding company	1,537	—	—	—	1,537
Other current financial liabilities - at fair value through profit or loss	139	—	—	—	139
Finance lease liability	39	27	15	2	83
	77,831	27	15	2	77,875

As of December 31, 2016
Financial liabilities
Interest-bearing loans and borrowings	28,454	—	—	—	28,454
Trade and other payables	30,023	—	—	—	30,023
Due to related parties	3,096	—	—	—	3,096
Due to immediate holding company	1,537	—	—	—	1,537
Finance lease liability	32	49	8	—	89
	63,142	49	8	—	63,199

Summary of Capital Management

In line with industry practices, the Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2017	2016
	US$’000	US$’000
Interest bearing loans and borrowings	41,151	28,225
Trade and other payables	28,850	30,023
Less: cash and cash equivalents	(46,093)	(48,231)
Net debt	23,908	10,017
Total Equity	222,826	197,175
Capital and net debt	246,734	207,192
Gearing ratio	9.7%	4.8%

Foreign currency risk [Member]
Statements [Line Items]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency

The balance of financial assets and liabilities denominated in a currency different from the Company’s reporting currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2017	2016	2017	2016
Thai Baht (THB)	354	354	30	30
Singapore dollar (SGD)	39	127	58	23
Taiwan dollar (TWD)	5,927	1,602	1,705	2,201
Renminbi (RMB)	115,545	88,477	21,961	12,965
Hong Kong dollar (HKD)	31,578	19,840	42	63
Australian dollar (AUD)	766	919	—	—
Japanese yen (JPY)	—	—	—	14,978

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Foreign currency sensitivity

The following table demonstrates the sensitivity of the Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against the US dollar, with all other variables held constant.

	Change rate	THB	SGD	TWD	RMB	HKD	AUD	JPY
	5%	—	4	(1)	541	128	34	(6)
2016	-5%	—	(4)	1	(541)	(127)	(34)	6

	5%	—	(1)	7	718	202	30	—
2017	-5%	—	1	(7)	(718)	(202)	(30)	—

Commodity price risk: Copper [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2017	+44%	11,282	N/A
Copper	-44%	(11,282)	N/A

2016	+25%	6,302	N/A
Copper	-25%	(6,302)	N/A